Contract Balances, Performance Obligations and Contract Costs - Performance Obligations (Details) $ in Millions	Jan. 31, 2025 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, amount	$ 528.3
Remaining performance obligation, percentage	80.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, period (month)	24 months